As filed with the Securities and Exchange Commission on February 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2016

Date of reporting period:  12/31/2015

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2015 (Unaudited)

		Fair	Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 78.93%
ACCOMMODATION & FOOD SERVICES
Darden Restaurants, Inc.	5,000	$318,200	3.52%

ARTS, ENTERTAINMENT & RECREATION
Speedway Motorsports, Inc.	15,000	310,800	3.44

FINANCE & INSURANCE
American International Group, Inc.	6,000	371,820	4.11
Aon Corp. (a)	4,200	387,282	4.29
		759,102	8.40
HEALTH CARE
HCA Holdings, Inc. (b)	5,500	371,965	4.12
HealthSouth Corp.	7,775	270,648	2.99
		642,613	7.11
INFORMATION
Comcast Corp. - Class A	4,900	276,507	3.06
Discovery Communications (b)	12,000	302,640	3.35
Microsoft Corp.	8,000	443,840	4.91
Oracle Corp.	12,000	438,360	4.85
The Walt Disney Co.	2,700	283,716	3.14
		1,745,063	19.31
MANUFACTURING
Anheuser Busch InBev NV - ADR (a)	2,600	325,000	3.60
EI du Pont de Nemours & Co.	3,800	253,080	2.80
Ford Motor Co. (d)	10,000	140,900	1.56
Fortune Brands Home & Security, Inc.	4,700	260,850	2.89
Johnson & Johnson	2,900	297,888	3.29
		1,277,718	14.14
MINING, QUARRYING & OIL & GAS EXTRACTION
Cimarex Energy Co.	2,530	226,131	2.50
Devon Energy Corp.	3,750	120,000	1.33
Halliburton Co.	7,500	255,300	2.83
		601,431	6.66
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES
International Business Machines Corp.	1,000	137,620	1.52

RETAIL TRADE
Hanesbrands, Inc.	8,500	250,155	2.77
Lowe's Companies, Inc.	5,000	380,200	4.21
Staples, Inc.	16,000	151,520	1.68
		781,875	8.66
TRANSPORTATION & WAREHOUSING
Union Pacific Corp.	5,600	437,920	4.85

UTILITIES
Kinder Morgan, Inc.	8,000	119,360	1.32
TOTAL COMMON STOCKS (Cost $4,724,483)		7,131,702	78.93

		Fair	Percent of
	Shares	Value	Net Assets
CONVERTIBLE PREFERRED STOCKS - 2.85%
MANUFACTURING
Allergan PLC (a)	250	$257,545	2.85%
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $259,548)		257,545	2.85

EXCHANGE TRADED FUNDS - 2.51%
Sprott Physical Gold Trust (a)(b)	26,000	226,980	2.51
TOTAL EXCHANGE TRADED FUNDS (Cost $240,568)		226,980	2.51

OPEN-END FUNDS - 4.96%
Deutsche CROCI International Fund - Class S (b)	6,069	255,037	2.82
Matthews Asian Growth & Income Fund - Investor Class	12,039	192,991	2.14
TOTAL OPEN-END FUNDS (Cost $468,780)		448,028	4.96

REITS - 2.36%
REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc. - REIT	15,000	172,650	1.91
Four Corners Property Trust - REIT (b)	1,666	40,251	0.45
TOTAL REITS (Cost $203,867)		212,901	2.36

ROYALTY TRUST - 3.91%
CONSTRUCTION
Texas Pacific Land Trust	2,700	353,484	3.91
TOTAL ROYALTY TRUST (Cost $390,001)		353,484	3.91

SHORT-TERM INVESTMENTS - 3.12%
SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market - Select Class, 0.24% (c)	281,944	281,944	3.12
TOTAL SHORT-TERM INVESTMENTS (Cost $281,944)		281,944	3.12

U.S. GOVERNMENT OBLIGATIONS - 1.61%
U.S. TREASURY BILLS
United States Treasury Bills, 0.10%, 02/11/2016	146,000	145,980	1.61
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $145,992)		145,980	1.61

Total Investments (Cost $6,715,183) - 100.25%		9,058,564	100.25
Liabilities in Excess of Other Assets - (0.25)%		(22,791)	(0.25)
TOTAL NET ASSETS - 100.00%		$9,035,773	100.00%

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Rate shown is the 7-day yield as of December 31, 2015.
(d)	Subject to call option written.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$6,715,183
	Gross unrealized appreciation	2,809,031
	Gross unrealized depreciation	(465,650)
	Net unrealized appreciation	$2,343,381

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Concorde Value Fund
Schedule of Options Written
December 31, 2015 (Unaudited)

	Number of
	Contracts (a)	Value
CALL OPTIONS
Ford Motor Co.
Expiration: January 2016, Exercise Price: $13.50	100	$7,200

Total Options Written (Premiums received $7,150)		$7,200

(a) Each contract is equivalent to 100 shares of common stock.

Securities Valuation as of December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical instruments to which the Fund has access at the date of measurement.

Level 2 –Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities (common and preferred stock, exchange traded funds, and REITs) – Securities traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds are generally priced at the ending net asset value provided by the service agent of the Funds and will be categorized as Level 1 securities.

Bonds & Notes - Bonds and notes are valued at an evaluated bid price obtained from independent pricing services.  Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Short-Term Debt Securities - Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an independent pricing service that uses a matrix pricing method or other analytical models. To the extent the inputs are observable and timely, these securities would be categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

Categories	Level 1	Level 2	Level 3	Total

Common Stocks
Accommodation & Food Services	$318,200	$-	$-	$318,200
Arts, Entertainment & Recreation	310,800	-	-	310,800
Finance & Insurance	759,102	-	-	759,102
Health Care	642,613	-	-	642,613
Information	1,745,063	-	-	1,745,063
Manufacturing	1,277,718	-	-	1,277,718
Mining, Quarying & Oil & Gas Extraction	601,431	-	-	601,431
Professional, Scientific, & Technical Services	137,620	-	-	137,620
Retail Trade	781,875	-	-	781,875
Transportation & Warehousing	437,920	-	-	437,920
Utilities	119,360	-	-	119,360
Total Common Stocks	7,131,702	-	-	7,131,702
Convertible Preferred Stocks
Manufacturing	257,545	-	-	257,545
Exchange Traded Funds	226,980	-	-	226,980
Open-End Funds	448,028	-	-	448,028
REITs
Real Estate & Rental & Leasing	212,901	-	-	212,901
Royalty Trust
Construction	353,484	-	-	353,484
Short-Term Investments	281,944	-	-	281,944
U.S. Government Obligations
U.S. Treasury Bills	-	145,980	-	145,980
Total Investments	$8,912,584	$145,980	$-	$9,058,564

Written Options	-	$7,200	-	$7,200

Transfers between Levels are recognized at the end of the reporting period.  There were no transfers between Levels during the period.  There were no Level 3 securities held during the period ended December 31, 2015.

Derivatives at December 31, 2015 (Unaudited)
The Fund may use a variety of different derivatives, including covered call options and stock index put options to hedge against market risk.
Additionally, the Fund may write call options on stocks held by the Fund in an attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying security alone. The Fund's use of derivative instruments involves risks different from the risks associated with investing directly in securities and other traditional investments.  These derivatives are subject to hedging risk.By writing a call option the Fund may incur the risk of lost opportunity if the price of the underlying security rises in value. Also, if the Fund does not exercise or sell a put option it has purchased prior to the option's expiration date, it will realize a loss in the amount of the entire premium paid plus commission cost.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

Transactions in written options contracts for the period ended December 31, 2015, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at September 30, 2015	0	0
Options written	155	16,107
Options terminated in closing purchase transactions	0	0
Options expired	(35)	(5,907)
Options exercised	(20)	(3,050)
Options outstanding at December 31, 2015	100	$7,150

The average monthly market value of written options during the period ended December 31, 2015 was $5,323.

Values of Derivative Instruments as of December 31, 2015:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	N/A	$-	Written options, at value	$7,200
Total		$-		$7,200

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title) )                    /s/ Gary B. Wood
Gary B. Wood, President

Date        2/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Gregory B. Wood
Gregory B. Wood, Treasurer

Date        2/26/16